Note 10 - Commitments and Contingencies - Future Minimum Lease Payments Under Operating Lease (Details) $ in Thousands	Sep. 30, 2017 USD ($)
Year ending December 31, 2017	$ 54
Year ending December 31, 2018	65
Total	$ 119